Condensed Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 842,839	$ 1,149,011
Prepaid expenses	212,710	258,404
Total Current Assets	1,055,549	1,407,415
Deferred tax asset		2,723
Marketable securities held in Trust Account	251,951,489	250,124,562
Total Assets	253,007,038	251,534,700
Current liabilities
Accrued expenses	233,063	83,405
Income taxes payable	275,374	8,756
Total Current Liabilities	508,437	92,161
Deferred tax liability	479
Deferred underwriting fee payable	8,750,000	8,750,000
Total Liabilities	9,258,916	8,842,161
Commitments
Common stock subject to possible redemption, 23,723,087 and 23,763,667 shares at redemption value at June 30, 2020 and December 31, 2019, respectively	238,748,113	237,692,534
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	3,921,331	4,976,914
Retained earnings	1,077,855	22,272
Total Stockholders' Equity	5,000,009	5,000,005
Total Liabilities and Stockholders' Equity	253,007,038	251,534,700
Class A Common Stock
Stockholders' Equity
Common stock	198	194
Total Stockholders' Equity	198	194
Class B Common Stock
Stockholders' Equity
Common stock	625	625
Total Stockholders' Equity	$ 625	$ 625